TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 5,437,953	R$ 3,762,768
Domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	3,941,924	2,701,246
Debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	726,045	376,093
Intercompany
TRADE ACCOUNTS PAYABLE
Trade accounts payable	8,958	4,283
Imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 761,026	R$ 681,146